UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21125

BlackRock California Municipal Income Trust II

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock California Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—161.2%
			California—157.5%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$ 15,000		Zero Coupon, 9/01/34	No Opt. Call	$ 2,859,900
AAA	10,000		Zero Coupon, 9/01/36	No Opt. Call	1,705,600
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,449,280
			California Cnty. Tobacco Sec. Agcy.,
BBB	5,515		Ser. B, 6.00%, 6/01/29	06/12 @ 100	5,166,011
BBB-	4,500		Gold Country Fdg. Corp. Proj., 6.00%, 6/01/38	06/12 @ 100	4,081,455
A2	6,000	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12 @ 101	6,441,240
			California Infrastructure & Econ. Dev., Ser. A,
AAA	6,100		Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC	07/13 @ 100	6,188,999
A	1,735		Kaiser Hosp. Asst. LLC Proj., 5.55%, 8/01/31	08/11 @ 102	1,787,761
AAA	2,500		Rand Corp. Proj., 5.25%, 4/01/42, AMBAC	04/12 @ 100	2,563,975
A	3,500		California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A,	03/13 @ 102	3,535,735
			5.25%, 3/15/34, ACA
			California Statewide Cmnty. Dev. Auth.,
A	5,000		Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,151,600
A	7,000		Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,206,640
AA-	8,000		Sutter Hlth. Oblig Corp. Proj., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,226,640
			California Statewide Fin. Auth., Tobacco Settlement Rev.,
BBB	5,000		Ser. A, 6.00%, 5/01/37	05/12 @ 100	4,538,800
BBB	1,750		Ser. B, 6.00%, 5/01/43	05/12 @ 100	1,572,795
AAA	6,000		Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1 Proj.,	09/12 @ 100	6,076,080
			5.10%, 9/01/32, AMBAC
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	6,550		Zero Coupon, 1/15/30	01/10 @ 31	1,461,240
AAA	15,470	[4]	Ser. A, Zero Coupon, 1/01/26	ETM	5,266,761
AAA	4,890	[4]	Ser. A, Zero Coupon, 1/01/30	ETM	1,323,870
			Golden St. Tobacco Sec. Corp.,
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,855,427
BBB	1,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,100,022
A-	5,650		Ser. B, 5.50%, 6/01/43	06/13 @ 100	5,860,237
A-	3,000		Ser. B, 5.625%, 6/01/38	06/13 @ 100	3,145,890
AAA	5,000		La Quinta Redev. Agcy. Tax Alloc., Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,097,600
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	1,490		5.90%, 6/01/27	06/13 @ 100	1,480,821
NR5	2,680		6.00%, 6/01/35	06/13 @ 100	2,694,231
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,568,640
B-	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	1,728,487
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave. Proj.,
NR	1,920		5.625%, 9/02/27	03/05 @ 103	1,892,679
NR	1,915		5.70%, 9/02/32	03/05 @ 103	1,883,364
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6 Proj.,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,472,565
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,673,582
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park Proj., Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,341,264
AAA	5,000		Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,049,650
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	5,877,420
AAA	8,665		San Diego Unified Sch. Dist., Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,673,086
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	5,103,050
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev. Proj., Ser. A, Zero Coupon, 1/15/34, MBIA	No Opt. Call	5,923,500
NR	8,000		San Jose Mult-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,457,360
			Santa Clarita Facs. Dist., Valencia Town Ctr. Proj.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,645,215
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,511,310
AAA	2,685		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	894,400
BBB	2,200		So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,184,006
BBB	1,600		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,355,840

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		California—(continued)
NR	$ 2,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1 Proj., Ser. B, 5.60%, 9/01/29	09/12 @ 101	$ 2,001,860
AAA	2,000	Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,024,700
NR	1,170	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,204,199
A2	2,000	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	04/08 @ 100	2,048,620

				176,353,407

		Multi-State—3.7%
		Charter Mac Equity Issuer Trust,
A3	500 [6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	521,455
A3	1,000 [6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,043,170
Baa1	1,500 [6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,563,585
Baa1	1,000 [6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,047,320

				4,175,530

		Total Long-Term Investments (cost $177,261,501)		180,528,937

	Shares
	(000)

		MONEY MARKET FUND—0.8%
	900	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $900,000)	N/A	900,000

		Total Investments—162.0% (cost $178,161,501)		$181,428,937
		Other assets in excess of liabilities—2.2%		2,506,923
		Preferred shares at redemption value, including dividends payable—(64.2)%		(71,963,633)

		Net Assets Applicable to Common Shareholders—100%		$111,972,227

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This security is collaterized by U.S. Treasury obligations.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 3.7% of its net assets, with a current market value of $4,175,530, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	—American Municipal Bond Assurance Corporation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock California Municipal Income Trust II

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005